Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
As at June 30, 2018 and December 31, 2017, the Company’s accumulated other comprehensive income (loss) (or AOCI) consisted of the following components:

	June 30,	December 31,
	2018	2017
	$	$
Unrealized gain on qualifying cash flow hedging instruments	4,421	1,409
Pension adjustments, net of tax recoveries	(2,601)	(10,697)
Foreign exchange gain on currency translation	3,343	3,293
	5,163	(5,995)